14. Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of accrued liabilities
	December 31, 2017	December 31, 2016
Other tax payables (a)	$6,497	$6,653
Accrued expense	5,937	3,379
Tax penalty payable (b)	9,670	–
Other payable	5,385	5,037
Other accrual and payables	5,321	1,505
Total accrued liabilities	$32,810	$16,574